Rental Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Rental Equipment [Abstract]
Rental Equipment [Table Text Block]
In thousands	2012	2011
Rental equipment	$38,442	$43,252
Less accumulated depreciation	25,532	27,060
Net rental equipment	$12,910	$16,192